Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document and Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun 30, 2013
Entity Registrant Name	TOP IMAGE SYSTEMS LTD
Entity Central Index Key	0001021991
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2013
Entity Filer Category	Non-accelerated Filer

BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 2,195	$ 2,223
Restricted cash	253	212
Trade receivables (net of allowance for doubtful accounts of $42 and $49 at June 30, 2013 and December 31, 2012, respectively)	8,605	8,618
Deferred tax assets	719	785
Other accounts receivable and prepaid expenses	1,039	737
Total current assets	12,811	12,575
LONG-TERM ASSETS:
Severance pay fund	1,651	1,577
Restricted cash	442	381
Non-current deferred tax assets	452	438
Long-term deposits and long-term assets	40	66
Property and equipment, net	315	377
Goodwill	5,839	6,121
Total long-term assets	8,739	8,960
Total assets	21,550	21,535
CURRENT LIABILITIES:
Short term bank loan	597
Trade payables	586	684
Deferred revenues	2,456	1,467
Accrued expenses and other accounts payable	2,524	2,750
Total current liabilities	6,163	4,901
LONG-TERM LIABILITIES:
Accrued severance pay	1,869	1,808
Total long-term liabilities	1,869	1,808
COMMITMENTS, CONTINGENCIES AND CHARGES
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.04 par value - Authorized: 125,000,000 shares at June 30, 2013 and December 31, 2012; Issued and outstanding: 11,672,916 and 11,641,758 shares at June 30, 2013 and December 31, 2012, respectively	129	129
Additional paid-in capital	36,179	36,033
Accumulated other comprehensive loss	(1,900)	(1,530)
Accumulated deficit	(20,890)	(19,806)
Total shareholders' equity	13,518	14,826
Total liabilities and shareholders' equity	$ 21,550	$ 21,535

BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013 USD ($)	Jun. 30, 2013 ILS	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS
BALANCE SHEETS [Abstract]
Net allowance for doubtful accounts on trade receivables	$ 42		$ 49
Ordinary shares, par value per share		0.04		0.04
Ordinary shares, shares authorized	125,000,000	125,000,000	125,000,000	125,000,000
Ordinary shares, shares issued	11,672,916	11,672,916	11,641,758	11,641,758
Ordinary shares, shares outstanding	11,672,916	11,672,916	11,641,758	11,641,758

STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended				12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012
Revenues:
Products	$ 2,149	$ 3,688	$ 4,532		$ 7,443		$ 15,303
Services	4,219	4,336	8,589		8,265		16,027
Total revenues	6,368	8,024	13,121		15,708		31,330
Cost of revenues:
Products	344	283	853		512		1,218
Services	2,300	2,773	4,779		5,396		10,771
Total cost of revenues	2,644	3,056	5,632		5,908		11,989
Gross profit	3,724	4,968	7,489		9,800		19,341
Operating costs and expenses:
Research and development, net	706	649	1,460		1,337		2,609
Selling and marketing	2,552	2,163	4,726		4,240		8,733
General and administrative	1,044	1,260	2,127		2,884		5,087
Total operating costs and expenses	4,302	4,072	8,313		8,461		16,429
Operating income (loss)	(578)	896	(824)		1,339		2,912
Financial expenses , net	117	97	156		17		191
Income (loss) from continuing operations before taxes on income	(695)	799	(980)		1,322		2,721
Income tax expense (benefit)	87	(53)	104		(16)		(1,122)
Net income (loss)	(782)	852	(1,084)		1,338		3,843
Net earnings (loss) per share, (Note 3):
Basic	$ (0.07)	$ 0.07	$ (0.09)		$ 0.12		$ 0.34
Diluted	$ (0.07)	$ 0.07	$ (0.09)		$ 0.11		$ 0.31
Other comprehensive income (loss), net of tax :
Foreign currency translation adjustments	57	(433)	(370)	[1]	(268)	[1]	(80) [1]
Comprehensive income (loss)	$ (725)	$ 419	$ (1,454)		$ 1,070		$ 3,763

[1]	As of December 31, 2012, June 30, 2012 and June 30, 2013 includes only foreign currency translation adjustments balances.

STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data		Total	Ordinary Shares [Member]	Additional paid-in capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2011		$ 9,140	$ 121	$ 34,118	$ (1,450)	$ (23,649)
Balance, shares at Dec. 31, 2011			10,873,558
Exercise of stock options and Warrants		707	5	702
Exercise of stock options and Warrants, shares			462,707
Issuance of Ordinary shares in conjunction with consulting services		496	2	494
Issuance of Ordinary shares in conjunction with consulting services, shares			150,000
Change in foreign currency translation adjustments, net	[1]	(268)			(268)
Net income (loss)		1,338				1,338
Stock-based compensation expenses from options granted to employees and non-employees		360		360
Balance at Jun. 30, 2012		11,773	128	33,675	(1,718)	(22,311)
Balance, shares at Jun. 30, 2012			11,486,265
Balance at Dec. 31, 2011		9,140	121	34,118	(1,450)	(23,649)
Balance, shares at Dec. 31, 2011			10,873,558
Exercise of stock options and Warrants		764	5	759
Exercise of stock options and Warrants, shares			518,200
Issuance of Ordinary shares in conjunction with consulting services		813	3	810
Issuance of Ordinary shares in conjunction with consulting services, shares			250,000
Change in foreign currency translation adjustments, net	[1]	(80)			(80)
Net income (loss)		3,843				3,843
Stock-based compensation expenses from options granted to employees and non-employees		346		346
Balance at Dec. 31, 2012		14,826	129	36,033	(1,530)	(19,806)
Balance, shares at Dec. 31, 2012		11,641,758	11,641,758
Exercise of stock options and Warrants		60		60
Exercise of stock options and Warrants, shares			31,158
Change in foreign currency translation adjustments, net	[1]	(370)			(370)
Net income (loss)		(1,084)				(1,084)
Stock-based compensation expenses from options granted to employees and non-employees		86		86
Balance at Jun. 30, 2013		$ 13,518	$ 129	$ 36,179	$ (1,900)	$ (20,890)
Balance, shares at Jun. 30, 2013		11,672,916	11,672,916

[1]	As of December 31, 2012, June 30, 2012 and June 30, 2013 includes only foreign currency translation adjustments balances.

STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Cash flows from operating activities:
Net income (loss)	$ (782)	$ 852	$ (1,084)	$ 1,338	$ 3,843
Adjustments to reconcile net income to net cash provided by operating activities:
Stock-based compensation expenses	43	84	86	168	346
Stock-based compensation expenses to shares granted to a consultant		212		688	813
Depreciation and amortization	52	55	103	119	240
Accrued severance pay, net	(27)	(27)	(13)	8	(13)
Erosion of non-dollar linked restricted cash and long term assets	(22)	1	(12)	5	17
Decrease (Increase) in deferred tax assets	52		52		(1,223)
Increase in trade receivables, net	(330)	(580)	(137)	(1,825)	(4,190)
Decrease (increase) in other accounts receivable and prepaid expenses	93	206	(296)	(90)	(73)
Increase (decrease) in trade payables	311	(347)	(78)	74	323
Increase (decrease) in deferred revenues	(378)	518	1,036	1,263	(694)
Increase (decrease) in accrued expenses and other accounts payable	(274)	(607)	(158)	(382)	202
Net cash provided by (used in) operating activities	(1,262)	367	(501)	1,366	(409)
Cash flows from investing activities:
Increase in restricted cash, net	(35)		(98)	(7)	(65)
Purchase of property and equipment	(26)	(25)	(44)	(64)	(119)
Increase in long-term deposits
Net cash used in investing activities	(61)	(25)	(142)	(71)	(184)
Cash flows from financing activities:
Proceeds from exercise of warrants and stock options	19	190	60	707	764
Increase in short-term bank borrowings	597		597
Payment of accrued issuance expenses			(4)		(20)
Net cash provided by (used in) financing activities	616	190	653	707	744
Effect of exchange rate on cash and cash equivalent balances	26	(121)	(38)	(71)	(18)
Increase in cash and cash equivalents	(681)	411	(28)	1,931	133
Cash and cash equivalents at the beginning of the period	2,876	3,610	2,223	2,090	2,090
Cash and cash equivalents at the end of the period	2,195	4,021	2,195	4,021	2,223
Cash paid during the year for:
Tax	28	32	65	55	152
Interest	18		30
Non- cash activities:
Accrued ordinary shares issuance expenses					$ 4

GENERAL	6 Months Ended
Jun. 30, 2013
GENERAL [Abstract]
GENERAL
NOTE 1:-        GENERAL

a.
Business and organization:

Top Image Systems Ltd. ("TIS" or "the Company") is engaged in the development and marketing of a variety of information recognition systems and technologies and automated document capture solutions for the efficient flow of information within and between organizations. The Company's software minimizes the need for manual data entry by automatically capturing, reading, understanding, identifying, processing, classifying and routing the information contained in documents, increasing data capture accuracy and the rate of information processing. The Company's shares are traded on The NASDAQ capital market in the United States and on the Tel-Aviv Stock Exchange ("TASE").

b.	The Company's main marketing and sales activities are conducted through its subsidiaries in the United States, the United Kingdom, Germany, Japan and Singapore.

SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-        SIGNIFICANT ACCOUNTING POLICIES

a.
Unaudited Interim Financial Information:

The accompanying consolidated balance sheet as of June 30, 2013, consolidated statements of income for the three and six months ended June 30, 2012 and 2013 and consolidated statements of cash flows for the six and three months ended June 30, 2012 and 2013 are unaudited. These unaudited interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles for interim financial information. In the opinion of management, the unaudited interim consolidated financial statements include all adjustments of a normal recurring nature necessary for a fair presentation of the Company's consolidated financial position as of June 30, 2013, our consolidated results of operations for the three and six months ended June 30, 2012 and 2013 and our consolidated cash flows for the three and six months ended June 30, 2012 and 2012.

The balance sheet at December 31, 2012 has been derived from the audited consolidated financial statements at that date but does not include all of the information and footnotes required by U.S. generally accepted accounting principles for complete financial statements.

These interim unaudited consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 31, 2012 included in the Company's Annual Report on Form 20-F filed with the U.S. Securities and Exchange Commission ("SEC") on March 21, 2013.

Results for the three and six months ended June 30, 2013 are not necessarily indicative of results that may be expected for the year ending December 31, 2013.

Unless otherwise noted, all references to "dollars" or "$" are to United States dollars and all references to "NIS" are to New Israeli Shekels.

b.	Use of estimates

The preparation of financial statements in conformity with United States generally accepted accounting principles requires our management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

c.
Principles of consolidation:

The Company's condensed consolidated financial statements include the accounts of the Company and its wholly and majority owned subsidiaries, referred to herein as the group. Inter-company transactions and balances, including profit from inter-company sales not yet realized outside the group, have been eliminated in consolidation.

d.
Basic and diluted net earnings per share:

Basic net earnings per share are computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net earnings per share are computed based on the weighted average number of Ordinary shares outstanding during each year, plus the dilutive potential of Ordinary shares considered outstanding during the year.

Part of the outstanding stock options has been excluded from the calculation of the diluted net earnings per share because such securities are anti-dilutive for the three and six months ended June 30, 2012 and 2013 and for the year ended December 31, 2012. The weighted average number of shares related to the outstanding options excluded from the calculations of diluted net earnings per share are detailed in the table below:

Six months ended June 30,		Three months ended June 30,		Year ended December 31,
2013	2012	2013	2012	2012
Unaudited				Audited

573,032	411,000	532,991	411,000	19,500

e.
Fair value of financial instruments:

The following methods and assumptions were used by the Company and its subsidiaries in estimating their fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, trade receivables and other accounts receivable, trade payables and other accounts payable approximate their fair value due to the short-term maturity of these instruments.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in valuation methodologies to measure fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 -	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 -	Unobservable inputs which are supported by little or no market activity and significant to the overall fair value measurement.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

BASIC AND DILUTED NET EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2013
BASIC AND DILUTED NET EARNINGS PER SHARE [Abstract]
BASIC AND DILUTED NET EARNINGS PER SHARE
NOTE 3:-        BASIC AND DILUTED NET EARNINGS PER SHARE

 The following table sets forth the computation of basic and diluted net earnings per share:

	Six months ended June 30,		Three months ended June 30,		Year ended December 31,
	2013	2012	2013	2012	2012
	Unaudited				Audited

Numerator for basic net earnings per share - net income (loss) available to shareholders	$(1,084)	$1,338	$(782)	$852	$3,843

Net income (loss) used for the computation of diluted net earnings per share	$(1,084)	$1,338	$(782)	$852	$3,843

Weighted average Ordinary shares outstanding	11,657,304	11,206,194	11,664,700	11,436,162	11,403,596

Effect of dilutive securities:

Employees stock options	-	988,009	-	886,751	774,914

Warrants	-	137,954	-	168,188	138,992

	-	1,125,963	-	1,054,939	913,906

Diluted weighted average Ordinary shares outstanding	11,657,304	12,332,157	11,644,700	12,491,101	12,317,502

Net earnings (loss) per share

Basic	$(0.09)	$0.12	$(0.07)	$0.07	$0.34

Diluted	$(0.09)	$0.11	$(0.07)	$0.07	$0.31

SIGNIFICANT ACCOUNTING POLICIES (Policy)	6 Months Ended
Jun. 30, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Unaudited Interim Financial Information
a.
Unaudited Interim Financial Information:

The accompanying consolidated balance sheet as of June 30, 2013, consolidated statements of income for the three and six months ended June 30, 2012 and 2013 and consolidated statements of cash flows for the six and three months ended June 30, 2012 and 2013 are unaudited. These unaudited interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles for interim financial information. In the opinion of management, the unaudited interim consolidated financial statements include all adjustments of a normal recurring nature necessary for a fair presentation of the Company's consolidated financial position as of June 30, 2013, our consolidated results of operations for the three and six months ended June 30, 2012 and 2013 and our consolidated cash flows for the three and six months ended June 30, 2012 and 2012.

The balance sheet at December 31, 2012 has been derived from the audited consolidated financial statements at that date but does not include all of the information and footnotes required by U.S. generally accepted accounting principles for complete financial statements.

These interim unaudited consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 31, 2012 included in the Company's Annual Report on Form 20-F filed with the U.S. Securities and Exchange Commission ("SEC") on March 21, 2013.

Results for the three and six months ended June 30, 2013 are not necessarily indicative of results that may be expected for the year ending December 31, 2013.

Unless otherwise noted, all references to "dollars" or "$" are to United States dollars and all references to "NIS" are to New Israeli Shekels.

Use of estimates
b.	Use of estimates

The preparation of financial statements in conformity with United States generally accepted accounting principles requires our management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Principles of consolidation
c.
Principles of consolidation:

The Company's condensed consolidated financial statements include the accounts of the Company and its wholly and majority owned subsidiaries, referred to herein as the group. Inter-company transactions and balances, including profit from inter-company sales not yet realized outside the group, have been eliminated in consolidation.

Basic and diluted net earnings per share
d.
Basic and diluted net earnings per share:

Basic net earnings per share are computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net earnings per share are computed based on the weighted average number of Ordinary shares outstanding during each year, plus the dilutive potential of Ordinary shares considered outstanding during the year.

Part of the outstanding stock options has been excluded from the calculation of the diluted net earnings per share because such securities are anti-dilutive for the three and six months ended June 30, 2012 and 2013 and for the year ended December 31, 2012. The weighted average number of shares related to the outstanding options excluded from the calculations of diluted net earnings per share are detailed in the table below:

Six months ended June 30,		Three months ended June 30,		Year ended December 31,
2013	2012	2013	2012	2012
Unaudited				Audited

573,032	411,000	532,991	411,000	19,500

Fair value of financial instruments
e.
Fair value of financial instruments:

The following methods and assumptions were used by the Company and its subsidiaries in estimating their fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, trade receivables and other accounts receivable, trade payables and other accounts payable approximate their fair value due to the short-term maturity of these instruments.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in valuation methodologies to measure fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 -	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 -	Unobservable inputs which are supported by little or no market activity and significant to the overall fair value measurement.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
Part of the outstanding stock options has been excluded from the calculation of the diluted net earnings per share because such securities are anti-dilutive for the three and six months ended June 30, 2012 and 2013 and for the year ended December 31, 2012. The weighted average number of shares related to the outstanding options excluded from the calculations of diluted net earnings per share are detailed in the table below:

Six months ended June 30,		Three months ended June 30,		Year ended December 31,
2013	2012	2013	2012	2012
Unaudited				Audited

573,032	411,000	532,991	411,000	19,500

BASIC AND DILUTED NET EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2013
BASIC AND DILUTED NET EARNINGS PER SHARE [Abstract]
Schedule of the Computation of Basic and Diluted Net Earnings (Loss) Per Share
 The following table sets forth the computation of basic and diluted net earnings per share:

	Six months ended June 30,		Three months ended June 30,		Year ended December 31,
	2013	2012	2013	2012	2012
	Unaudited				Audited

Numerator for basic net earnings per share - net income (loss) available to shareholders	$(1,084)	$1,338	$(782)	$852	$3,843

Net income (loss) used for the computation of diluted net earnings per share	$(1,084)	$1,338	$(782)	$852	$3,843

Weighted average Ordinary shares outstanding	11,657,304	11,206,194	11,664,700	11,436,162	11,403,596

Effect of dilutive securities:

Employees stock options	-	988,009	-	886,751	774,914

Warrants	-	137,954	-	168,188	138,992

	-	1,125,963	-	1,054,939	913,906

Diluted weighted average Ordinary shares outstanding	11,657,304	12,332,157	11,644,700	12,491,101	12,317,502

Net earnings (loss) per share

Basic	$(0.09)	$0.12	$(0.07)	$0.07	$0.34

Diluted	$(0.09)	$0.11	$(0.07)	$0.07	$0.31

SIGNIFICANT ACCOUNTING POLICIES (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Weighted average number of shares related to the outstanding options and convertible debentures excluded from the calculations of diluted net earnings (loss) per share	532,991	411,000	573,032	411,000	19,500

BASIC AND DILUTED NET EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Schedule of the computation of basic and diluted net earnings per share:
Numerator for basic net earnings per share - net income (loss) available to shareholders	$ (782)	$ 852	$ (1,084)	$ 1,338	$ 3,843
Net income (loss) used for the computation of diluted net earnings per share	$ (782)	$ 852	$ (1,084)	$ 1,338	$ 3,843
Weighted average Ordinary shares outstanding	11,644,700	11,436,162	11,657,304	11,206,194	11,403,596
Effect of dilutive securities:
Employees stock options		886,751		988,009	774,914
Warrants		168,188		137,954	138,992
Total dilutive securities adjustment		1,054,939		1,125,963	913,906
Diluted weighted average Ordinary shares outstanding	11,644,700	12,491,101	11,657,304	12,332,157	12,317,502
Net earnings (loss) per share
Basic	$ (0.07)	$ 0.07	$ (0.09)	$ 0.12	$ 0.34
Diluted	$ (0.07)	$ 0.07	$ (0.09)	$ 0.11	$ 0.31